DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Commons		$ 6,329,258	$ 4,788,890
Related parties		279,457	206,079
Allowance for doubtful accounts		(134,956)	(203,860)
Total		6,473,759	4,791,109
Non Current [Abstract]
Commons		0	0
Related parties		0	0
Allowance for doubtful accounts		0	0
Total		0	0
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		203,860	0
Inflation adjustment restatement		(71,339)
Additions	[1]	2,435	203,860
Applications		0	0
Reversals		0	0
Balance at the end of period		134,956	203,860
UT [Member]
Current [Abstract]
Commons		13,813	31,446
Non Current [Abstract]
Commons		0	0
Natural Gas Transportation [Member]
Current [Abstract]
Commons		3,774,497	2,549,704
Related parties		154,009	112,671
Non Current [Abstract]
Commons		0	0
Related parties		0	0
Production and Commercialization of Liquids [Member]
Current [Abstract]
Commons		1,903,005	1,680,674
Related parties		53,744	12,497
Non Current [Abstract]
Commons		0	0
Related parties		0	0
Other Services [Member]
Current [Abstract]
Commons		637,943	527,066
Related parties		71,704	80,911
Non Current [Abstract]
Commons		0	0
Related parties		$ 0	$ 0

[1]	The total amount is recorded in Selling Expenses